Fair Value of Financial Instruments (Carrying and Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Fixed maturity AFS securities	$ 99,465	$ 117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate	18,211	17,893
Derivative investments	3,519	5,697
Other investments	3,577	3,445
Market Risk Benefit, Asset, Amount	2,807	1,888
Liabilities
MRBs liabilities	(2,078)	(4,399)
Benefit Plans' Assets		116	$ 86
Carrying Value [Member]
Assets
Fixed maturity AFS securities	99,465	117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate	18,211	17,893
Derivative investments	3,519	5,697
Other investments	3,577	3,435
Cash and invested cash	2,499	2,331
Market Risk Benefit, Asset, Amount	2,807	1,888
Ceded MRBs	540	4,114
Reinsurance related embedded derivatives	681
Indexed annuity ceded embedded derivatives	525	528
LPR ceded derivative	212	318
Separate account assets	143,536	182,583
Liabilities
Account balances of certain investment contracts	(43,550)	(41,170)
Indexed annuity and IUL contracts embedded derivatives	(4,783)	(6,131)
MRBs liabilities	(2,078)	(4,399)
Short-term debt	(562)	(1,084)
Long-term debt	(2,269)	(2,334)
Reinsurance related embedded derivatives		(578)
Ceded MRBs	(246)	(17)
Other liabilities - derivative liabilities	(254)	(281)
Remaining guaranteed interest and similar contracts	(574)	(594)
Fair Value [Member]
Assets
Fixed maturity AFS securities	99,465	117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate	16,477	18,599
Derivative investments	3,519	5,697
Other investments	3,577	3,435
Cash and invested cash	2,499	2,331
Market Risk Benefit, Asset, Amount	2,807	1,888
Ceded MRBs	540	4,114
Reinsurance related embedded derivatives	681
Indexed annuity ceded embedded derivatives	525	528
LPR ceded derivative	212	318
Separate account assets	143,536	182,583
Liabilities
Account balances of certain investment contracts	(34,251)	(47,836)
Indexed annuity and IUL contracts embedded derivatives	(4,783)	(6,131)
MRBs liabilities	(2,078)	(4,399)
Short-term debt	(562)	(1,084)
Long-term debt	(2,166)	(2,675)
Reinsurance related embedded derivatives		(578)
Ceded MRBs	(246)	(17)
Other liabilities - derivative liabilities	(254)	(281)
Remaining guaranteed interest and similar contracts	(574)	(594)
Fixed Maturity AFS Securities [Member]
Assets
Trading securities	$ 3,446	$ 4,405